SUMMARY OF SIGNIFICANT ACCOUNTING PRACTICES (Details)	12 Months Ended
Dec. 31, 2019 shares
Dividends and Interest on equity
Minimum annual mandatory dividend (as a percent)	30.00%
Legal reserve, as a percent of net income	5.00%
Earnings per Share
Antidilutive shares excluded from calculation of diluted EPS	0